Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	HSBC Holdings plc
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001089113
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false